Subsequent Event	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent Event
Note 34 - Subsequent Event
Acquisition of Ideal Holding Financeira S.A.
On January 13, 2022, ITAÚ UNIBANCO HOLDING entered into a purchase and sale agreement of up to 100% of capital of Ideal Holding Financeira S.A. (IDEAL). The purchase will be carried out in three phases over five years. In the first phase, ITAÚ UNIBANCO HOLDING will acquire 50.1% of IDEAL’s total voting capital for approximately R$ 650, then holding the company’s control. In the second phase, after five years, ITAÚ UNIBANCO HOLDING may exercise the right to purchase the remaining ownership interest, in order to reach 100% of IDEAL’s capital.
IDEAL is a 100% digital broker and currently offers electronic trading and DMA (direct market access) solutions, within a flexible and cloud-based platform.
The management and development of IDEAL’s business will continue to be autonomous in relation to ITAÚ UNIBANCO HOLDING, according to the terms and conditions of the Shareholders’ Agreement for this transaction and ITAÚ UNIBANCO HOLDING will not have exclusivity in the provision of services.
The effective acquisitions and financial settlements will occur after the required regulatory approvals.
Itaú CorpBanca Colombia S.A.
ITAÚ UNIBANCO HOLDING, through its subsidiaries Itaú CorpBanca (ITAÚ CORPBANCA) and Itaú Holding Colombia S.A.S., acquired additional ownership interest of 12.36% (93,306,684 shares) in the Itaú CorpBanca Colombia S.A.’s capital for the amount of R$ 2,219, and now it holds 99.46% .
The effective acquisitions and financial settlements occurred on February 22, 2022, after obtaining the regulatory authorizations.
Organization of Joint Venture - Totvs Techfin S.A.
On April 12, 2022, ITAÚ UNIBANCO HOLDING entered into with TOTVS S.A. (TOTVS) for the organization of a joint venture, preliminarily called Totvs Techfin S.A. (TECHFIN), which will combine technology and financial solutions, adding the suplementary expertise of the partners to provide corporate clients with, in an expeditious and integrated manner, the best experiences in buying products directly on the platforms already offered by TOTVS.
TOTVS will contribute with the assets of its current TECHFIN operation to the company of which ITAÚ UNIBANCO HOLDING will become a partner with a 50% ownership interest in capital, and each partner may appoint half of the members of the Board of Directors and the Executive Board. For the ownership interest, ITAÚ UNIBANCO HOLDING will pay TOTVS the amount of R$ 610 and, as a complementary price (earn-out), it will pay up to R$ 450 after five years upon achievement of goals aligned with the growth and performance purposes. Additionally, ITAÚ UNIBANCO HOLDING will contribute with the funding commitment for current and future operations, credit expertise and development of new products at TECHFIN.
The effective acquisition and financial settlement will occur after the required regulatory approvals.
Second acquisition of XP Inc.
The original agreement sets forth the acquisition of an additional ownership interest in XP Inc. by ITAÚ UNIBANCO HOLDING, equivalent to 11.36% interest in XP Inc.’s capital, for the estimated amount of R$ 7.9 billion, approved by BACEN and regulatory bodies abroad, the latter approval on April 13, 2022. The acquisition is expected to be carried out in the second quarter of 2022.